Taxes (Details) - Schedule of tax payable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of tax payable [Abstract]
Value added tax payable	$ 7,213	$ 20,605
Income tax payable		425,250
Other tax payable	30,706	62,294
Total tax payable	$ 37,919	$ 508,149